UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10389

Investment Company Act File Number

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Australia — 7.7%
AGL Energy, Ltd.	22,052	$378,139
Amcor, Ltd.	7,705	83,630
ARB Corp., Ltd.	2,741	33,715
Ardent Leisure Group	12,742	20,323
Aristocrat Leisure, Ltd.	7,887	91,464
Blackmores, Ltd.	519	45,518
Boral, Ltd.	5,759	25,451
Brambles, Ltd.	20,697	163,569
Caltex Australia, Ltd.	4,560	98,964
Cleanaway Waste Management, Ltd.	36,318	31,413
Coca-Cola Amatil, Ltd.	8,298	61,366
Cochlear, Ltd.	811	77,040
Commonwealth Bank of Australia	3,589	222,375
Computershare, Ltd.	15,937	155,865
CSG, Ltd.	43,935	25,987
CSL, Ltd.	3,759	320,455
Dexus Property Group	10,420	70,984
DUET Group	45,421	96,529
DuluxGroup, Ltd.	5,657	26,073
GPT Group (The)	11,738	41,684
GrainCorp, Ltd., Class A	7,142	51,491
GWA Group, Ltd.	11,241	22,358
Hansen Technologies, Ltd.	14,633	42,869
Incitec Pivot, Ltd.	11,120	32,499
iSentia Group, Ltd.	19,466	38,728
James Hardie Industries PLC CDI	4,004	62,888
JB Hi-Fi, Ltd.	1,536	32,218
Macquarie Atlas Roads Group	10,339	39,369
Metcash, Ltd.(1)	29,937	47,868
Mirvac Group	41,842	64,452
National Australia Bank, Ltd.	4,515	103,827
Navitas, Ltd.	9,965	33,489
Newcrest Mining, Ltd.	3,087	50,624
NEXTDC, Ltd.(1)	18,649	43,636
Orica, Ltd.	4,147	59,033
Orora, Ltd.	31,847	68,908
Rio Tinto, Ltd.	2,553	129,512
Scentre Group	37,835	126,252
SMS Management & Technology, Ltd.	8,747	9,216
Sonic Healthcare, Ltd.	3,329	52,503
Southern Cross Media Group, Ltd.	25,786	28,752
Spark Infrastructure Group	32,141	57,125
Star Entertainment Group, Ltd. (The)	9,459	34,266
Stockland	22,834	75,350
Suncorp Group, Ltd.	2,484	24,559

Security	Shares	Value
Super Retail Group, Ltd.	4,935	$36,489
Sydney Airport	7,656	33,975
Tabcorp Holdings, Ltd.	17,246	61,986
Tatts Group, Ltd.	19,917	65,571
Telstra Corp., Ltd.	108,271	410,785
Tox Free Solutions, Ltd.	9,194	18,480
Transurban Group	15,294	118,346
Vicinity Centres	33,285	72,223
Washington H. Soul Pattinson & Co., Ltd.	4,310	51,004
Wesfarmers, Ltd.	7,781	237,703
Westpac Banking Corp.	8,556	205,973
Woodside Petroleum, Ltd.	12,096	290,021

		$5,004,892

Austria — 0.9%
ams AG	2,962	$102,039
CA Immobilien Anlagen AG	1,563	30,793
Erste Group Bank AG	1,664	50,721
EVN AG	2,151	26,337
Lenzing AG	490	70,006
Oesterreichische Post AG	1,473	53,286
OMV AG	3,429	120,008
RHI AG	859	21,198
Verbund AG	6,332	102,088
Wienerberger AG	1,390	26,832

		$603,308

Belgium — 1.8%
Ageas	1,164	$49,840
Anheuser-Busch InBev SA/NV	1,886	196,932
Bekaert SA	1,080	46,870
bpost SA	2,643	63,936
Colruyt SA	478	23,394
Econocom Group SA/NV	2,876	43,433
Euronav SA	2,460	19,211
Groupe Bruxelles Lambert SA	1,943	165,588
Proximus SA	4,820	138,429
Telenet Group Holding NV(1)	2,650	142,199
UCB SA	2,340	161,624
Umicore SA	2,518	141,044

		$1,192,500

Denmark — 1.9%
Carlsberg A/S, Class B	1,706	$154,337
Danske Bank A/S	5,821	194,156
DONG Energy AS(1)(2)	3,312	125,590
DSV A/S	1,432	69,638
FLSmidth & Co. A/S	796	37,045
ISS A/S	813	28,950
Novo Nordisk A/S, Class B	3,312	119,695
Novozymes A/S, Class B	4,257	165,938
Pandora A/S	1,324	173,509
Royal Unibrew A/S	730	27,694
SimCorp A/S	775	39,718
TDC A/S(1)	20,226	106,573

		$1,242,843

Security	Shares	Value
Finland — 1.9%
Amer Sports Oyj	3,072	$81,396
Elisa Oyj	3,299	111,168
Fortum Oyj	8,212	131,020
Huhtamaki Oyj	1,520	55,805
Kemira Oyj	2,727	34,165
Kesko Oyj, Class B	3,070	155,345
Kone Oyj, Class B	1,663	75,186
Neste Oyj	3,648	126,925
Nokia Oyj	16,758	75,246
Orion Oyj, Class B	3,365	156,637
Sampo Oyj, Class A	2,829	131,007
Sanoma Oyj	4,285	38,991
Valmet Oyj	1,377	21,771

		$1,194,662

France — 7.6%
ADP	379	$42,057
Air Liquide SA	4,325	466,943
Airbus SE	2,452	166,209
Alten SA	634	47,212
Atos SE	1,608	171,082
BNP Paribas SA	3,858	246,803
Bouygues SA	672	24,418
Christian Dior SE	293	62,897
CNP Assurances	2,759	51,849
Danone SA	4,217	264,358
Dassault Systemes SE	2,175	168,374
Engie SA	28,577	342,139
Eutelsat Communications SA	985	16,801
Fonciere des Regions	728	60,683
Gecina SA	539	69,506
Groupe Eurotunnel SE	2,197	20,437
Hermes International	129	56,062
ICADE	757	53,667
Iliad SA	447	95,591
Ingenico Group SA	754	63,582
Klepierre	2,484	94,326
L’Oreal SA	1,343	244,180
Lagardere SCA	1,361	34,146
LVMH Moet Hennessy Louis Vuitton SE	902	181,774
Orange SA	26,441	410,482
Orpea	620	50,517
Rubis SCA	423	35,614
Safran SA	948	64,262
Sanofi	4,652	373,911
SCOR SE	1,284	43,456
Societe BIC SA	422	55,177
Sodexo SA	251	27,756
Sopra Steria Group	268	31,073
Suez	5,207	78,873
Total SA	9,410	476,100
Vinci SA	1,776	124,491
Vivendi SA	5,190	95,164
Wendel SA	200	23,670

		$4,935,642

Security	Shares	Value
Germany — 7.8%
adidas AG	864	$136,343
Allianz SE	1,913	325,142
alstria office REIT AG	2,172	27,168
Aurubis AG	569	33,525
BASF SE	3,330	321,457
Bayer AG	2,796	310,577
Brenntag AG	492	28,623
Daimler AG	2,800	210,579
Deutsche EuroShop AG	620	25,773
Deutsche Lufthansa AG	2,923	39,047
Deutsche Telekom AG	32,688	572,269
Deutsche Wohnen AG, Bearer Shares	4,814	157,020
E.ON SE	35,060	270,070
Fraport AG	937	56,075
Fresenius Medical Care AG & Co. KGaA	705	57,545
Fresenius SE & Co. KGaA	1,209	95,686
GEA Group AG	1,196	49,559
Grand City Properties SA	2,964	54,127
HeidelbergCement AG(1)	510	49,434
Henkel AG & Co. KGaA	2,128	224,551
Henkel AG & Co. KGaA, PFC Shares	2,602	317,635
KWS Saat SE	85	26,661
LEG Immobilien AG(1)	1,088	85,577
Linde AG	1,079	175,472
MAN SE	432	44,786
Merck KGaA	412	45,457
MTU Aero Engines AG	316	37,853
Muenchener Rueckversicherungs-Gesellschaft AG	660	124,282
ProSiebenSat.1 Media SE	1,000	42,541
SAP SE	4,999	457,159
Siemens AG	2,599	336,202
Software AG	800	28,859
Stada Arzneimittel AG	690	35,540
TAG Immobilien AG	2,396	32,394
TUI AG	2,680	39,277
Uniper SE(1)	3,506	49,947
Volkswagen AG	330	52,864
Wirecard AG	1,392	67,585

		$5,044,661

Hong Kong — 4.0%
Cheung Kong Infrastructure Holdings, Ltd.	13,000	$104,542
China Cord Blood Corp.(1)	5,000	29,350
China Traditional Chinese Medicine Holdings Co., Ltd.	50,000	23,562
Chow Sang Sang Holdings International, Ltd.	13,000	24,810
CLP Holdings, Ltd.	23,500	229,374
Dairy Farm International Holdings, Ltd.	11,500	96,339
Esprit Holdings, Ltd.(1)	27,800	21,698
First Pacific Co., Ltd.	106,000	80,371
G-Resources Group, Ltd.	1,212,000	21,599
Hang Lung Group, Ltd.	6,000	23,011
Hang Seng Bank, Ltd.	6,800	138,604
HK Electric Investments & HK Electric Investments, Ltd.(2)	34,000	28,380
HKT Trust and HKT, Ltd.	111,000	155,343
Hong Kong Exchanges and Clearing, Ltd.	6,400	154,796

Security	Shares	Value
Hongkong Land Holdings, Ltd.	13,000	$87,799
Hopewell Holdings, Ltd.	17,000	60,700
Hysan Development Co., Ltd.	7,000	31,902
Jardine Matheson Holdings, Ltd.	2,400	148,020
Jardine Strategic Holdings, Ltd.	3,000	114,333
Johnson Electric Holdings, Ltd.	7,875	20,954
Kerry Properties, Ltd.	10,000	28,298
KuangChi Science, Ltd.(1)	120,000	44,344
Li & Fung, Ltd.	80,000	34,691
Link REIT	11,500	78,586
MGM China Holdings, Ltd.	31,200	60,603
MTR Corp., Ltd.	17,500	88,903
NWS Holdings, Ltd.	17,000	30,548
PCCW, Ltd.	159,000	96,507
Shangri-La Asia, Ltd.	22,000	24,470
Sino Land Co., Ltd.	22,000	36,352
SJM Holdings, Ltd.	60,000	47,674
Swire Pacific, Ltd., Class A	4,000	40,752
Techtronic Industries Co., Ltd.	19,000	65,714
Television Broadcasts, Ltd.	14,600	56,004
Truly International Holdings, Ltd.	208,000	84,777
VTech Holdings, Ltd.	7,100	88,131
Wharf (Holdings), Ltd. (The)	4,000	29,993
Yue Yuen Industrial Holdings, Ltd.	10,500	38,385

		$2,570,219

Ireland — 2.0%
Bank of Ireland(1)	658,880	$177,013
CRH PLC	7,055	244,707
DCC PLC	1,740	140,354
FBD Holdings PLC(1)	1,257	10,802
Hibernia REIT PLC	44,450	58,457
ICON PLC(1)	3,112	261,595
Irish Continental Group PLC	7,510	38,246
Irish Residential Properties REIT PLC	18,000	22,558
Kerry Group PLC, Class A	1,947	136,900
Paddy Power Betfair PLC	1,739	181,833

		$1,272,465

Israel — 2.0%
Alony Hetz Properties & Investments, Ltd.	3,825	$30,776
Azrieli Group, Ltd.	1,066	48,658
Bank Hapoalim B.M.	15,152	91,551
Bezeq Israeli Telecommunication Corp., Ltd.	88,171	154,029
Check Point Software Technologies, Ltd.(1)	1,325	130,870
Delek Automotive Systems, Ltd.	2,964	27,231
Elbit Systems, Ltd.	1,451	159,901
Frutarom Industries, Ltd.	704	37,196
Israel Chemicals, Ltd.	19,219	88,330
Kenon Holdings, Ltd.(1)	672	8,604
Melisron, Ltd.	729	33,400
Mizrahi Tefahot Bank, Ltd.	3,293	50,721
Oil Refineries, Ltd.	139,185	48,986
Orbotech, Ltd.(1)	2,016	70,338
Paz Oil Co., Ltd.	464	71,845

Security	Shares	Value
Sarine Technologies, Ltd.	23,300	$30,626
Shufersal, Ltd.	14,250	54,654
Teva Pharmaceutical Industries, Ltd. ADR	3,886	129,909

		$1,267,625

Italy — 3.8%
Amplifon SpA	6,312	$64,088
Ansaldo STS SpA	2,606	32,904
Assicurazioni Generali SpA	4,184	66,764
Atlantia SpA	8,036	183,139
Autogrill SpA	4,452	39,152
Beni Stabili SpA SIIQ(1)	47,449	26,688
CIR SpA	19,905	23,087
Davide Campari-Milano SpA	12,105	121,421
Ei Towers SpA(1)	2,683	148,474
Enel SpA	48,562	203,020
ENI SpA	15,950	245,244
EXOR NV	1,016	46,358
Ferrari NV	1,050	65,453
Infrastrutture Wireless Italiane SpA(2)	33,089	156,813
International Game Technology PLC	1,016	26,833
Interpump Group SpA	2,136	40,144
Intesa Sanpaolo SpA	51,117	120,067
Italgas SpA(1)	3,355	12,748
Italmobiliare SpA	680	33,625
Luxottica Group SpA	1,065	57,183
Moncler SpA	2,104	40,435
Parmalat SpA	9,525	30,745
Poste Italiane SpA(2)	5,564	35,013
Prada SpA	6,900	28,589
Recordati SpA	5,619	160,008
Reply SpA	249	31,955
Salvatore Ferragamo SpA	941	24,890
Snam SpA	16,776	63,851
STMicroelectronics NV	18,341	241,972
Terna Rete Elettrica Nazionale SpA	12,961	56,845
UnipolSai SpA	20,058	41,832

		$2,469,340

Japan — 15.6%
Advantest Corp.	3,000	$55,975
Aeon Co., Ltd.	3,200	46,249
Aeon Mall Co., Ltd.	3,500	50,726
Air Water, Inc.	2,000	37,031
ANA Holdings, Inc.	11,000	32,673
Anritsu Corp.	3,000	20,708
Asahi Glass Co., Ltd.	6,000	44,578
Asahi Kasei Corp.	6,000	55,959
Astellas Pharma, Inc.	8,900	119,454
Bandai Namco Holdings, Inc.	1,300	35,803
Bridgestone Corp.	1,900	69,684
Canon, Inc.	3,800	112,428
Chiba Bank, Ltd. (The)	4,000	26,165
Chubu Electric Power Co., Inc.	10,800	144,186
Chugai Pharmaceutical Co., Ltd.	1,800	52,900
Citizen Watch Co., Ltd.	7,100	44,090
Concordia Financial Group, Ltd.	11,700	61,711

Security	Shares	Value
Credit Saison Co., Ltd.	1,400	$25,508
Dai-ichi Life Holdings, Inc.	4,200	76,141
Daicel Corp.	3,400	37,597
Daido Steel Co., Ltd.	7,000	31,787
Daishi Bank, Ltd. (The)	9,000	39,729
Daito Trust Construction Co., Ltd.	600	83,880
Daiwa House REIT Investment Corp.	11	27,699
Daiwa Securities Group, Inc.	7,000	44,634
Denka Co., Ltd.	9,000	44,297
East Japan Railway Co.	600	54,334
Eisai Co., Ltd.	1,500	82,681
FamilyMart UNY Holdings Co., Ltd.	1,400	88,703
Fancl Corp.	3,600	49,703
Fast Retailing Co., Ltd.	200	62,903
FUJIFILM Holdings Corp.	2,000	77,450
Fujitsu, Ltd.	8,000	46,496
Fukuoka Financial Group, Inc.	7,000	30,900
Furukawa Electric Co., Ltd.	1,300	44,109
Gunma Bank, Ltd. (The)	5,000	27,274
Hirose Electric Co., Ltd.	300	39,054
Hiroshima Bank, Ltd. (The)	6,000	28,033
Hokuhoku Financial Group, Inc.	1,500	25,698
Honda Motor Co., Ltd.	4,400	130,939
Idemitsu Kosan Co., Ltd.	2,600	80,396
Ito En, Ltd.	1,400	46,524
ITOCHU Corp.	3,300	45,460
ITOCHU Techno-Solutions Corp.	1,600	43,038
Iyo Bank, Ltd. (The)	4,600	30,867
Japan Airlines Co., Ltd.	1,400	44,580
Japan Prime Realty Investment Corp.	11	44,143
Japan Real Estate Investment Corp.	13	73,871
Japan Retail Fund Investment Corp.	31	66,281
JX Holdings, Inc.	32,400	152,798
Kagome Co., Ltd.	1,800	46,355
Kajima Corp.	8,000	55,759
Kakaku.com, Inc.	2,000	36,206
Kamigumi Co., Ltd.	3,000	29,162
Kao Corp.	2,100	103,918
KDDI Corp.	15,800	424,520
Kewpie Corp.	2,100	52,494
Keyence Corp.	200	77,673
Kintetsu Group Holdings Co., Ltd.	8,000	30,754
Kobayashi Pharmaceutical Co., Ltd.	1,000	44,568
Kuraray Co., Ltd.	2,500	39,625
KYORIN Holdings, Inc.	1,300	28,521
Kyowa Hakko Kirin Co., Ltd.	2,000	27,083
Lawson, Inc.	500	36,496
Lion Corp.	2,000	34,786
M3, Inc.	1,200	32,240
Marubeni Corp.	7,000	42,591
Maruichi Steel Tube, Ltd.	1,200	40,239
Megmilk Snow Brand Co., Ltd.	1,400	36,745
Miraca Holdings, Inc.	1,300	59,248
Mitsubishi Chemical Holdings Corp.	9,000	62,775
Mitsubishi Estate Co., Ltd.	9,000	171,305
Mitsubishi Motors Corp.	2,000	10,834

Security	Shares	Value
Mitsubishi Tanabe Pharma Corp.	3,200	$64,183
Mitsui & Co., Ltd.	3,900	57,236
Mizuho Financial Group, Inc.	75,500	140,097
Morinaga Milk Industry Co., Ltd.	7,000	48,292
MS&AD Insurance Group Holdings, Inc.	1,800	60,216
NEC Corp.	15,000	34,620
NH Foods, Ltd.	2,000	54,432
Nidec Corp.	500	46,947
Nikon Corp.	4,100	66,171
Nintendo Co., Ltd.	400	81,873
Nippon Building Fund, Inc.	14	80,401
Nippon Electric Glass Co., Ltd.	5,000	28,783
Nippon Kayaku Co., Ltd.	2,000	26,139
Nippon Prologis REIT, Inc.	26	54,330
Nippon Shinyaku Co., Ltd.	1,000	52,002
Nippon Shokubai Co., Ltd.	600	41,351
Nippon Telegraph & Telephone Corp.	7,900	348,961
Nissan Chemical Industries, Ltd.	800	28,565
Nisshin Seifun Group, Inc.	2,400	36,510
Nissin Foods Holdings Co., Ltd.	1,200	63,328
NOF Corp.	4,000	41,902
Nomura Real Estate Holdings, Inc.	3,100	53,321
Nomura Real Estate Master Fund, Inc.	43	66,997
Nomura Research Institute, Ltd.	1,200	41,002
NTT Data Corp.	1,100	55,437
NTT DoCoMo, Inc.	14,100	337,132
Obayashi Corp.	4,000	38,105
Okinawa Electric Power Co., Inc. (The)	1,900	43,978
Ono Pharmaceutical Co., Ltd.	2,500	51,291
Oracle Corp. Japan	1,000	56,031
Oriental Land Co., Ltd.	700	38,360
Orix JREIT, Inc.	34	55,618
Osaka Gas Co., Ltd.	38,000	142,440
Otsuka Holdings Co., Ltd.	3,100	142,811
Recruit Holdings Co., Ltd.	2,000	87,551
Resona Holdings, Inc.	14,200	76,880
Ricoh Co., Ltd.	4,000	35,686
Rinnai Corp.	600	50,989
San-Ai Oil Co., Ltd.	4,000	30,717
Santen Pharmaceutical Co., Ltd.	4,100	51,520
SECOM Co., Ltd.	500	36,159
Sekisui House, Ltd.	2,000	32,353
Sharp Corp.(1)	39,000	105,467
Shimizu Corp.	5,000	45,957
Shin-Etsu Chemical Co., Ltd.	1,700	146,660
Shizuoka Bank, Ltd. (The)	5,000	43,508
Showa Denko K.K.	2,200	36,102
Showa Shell Sekiyu K.K.	7,000	68,618
Sompo Holdings, Inc.	1,600	57,936
Sumitomo Corp.	4,900	61,425
Sumitomo Metal Mining Co., Ltd.	4,000	54,193
Sumitomo Mitsui Financial Group, Inc.	4,100	160,851
Taiheiyo Cement Corp.	15,000	52,414
Taisei Corp.	6,000	42,621
Takeda Pharmaceutical Co., Ltd.	3,600	150,788

Security	Shares	Value
TEIJIN, Ltd.	2,400	$50,656
Terumo Corp.	2,500	92,485
Toho Gas Co., Ltd.	4,000	29,923
Tohoku Electric Power Co., Inc.	2,200	26,857
Tokai Carbon Co., Ltd.	9,000	32,355
Tokio Marine Holdings, Inc.	2,700	112,574
Tokyo Gas Co., Ltd.	46,000	204,142
Tokyu Corp.	4,000	29,459
TonenGeneral Sekiyu K.K.	8,000	94,081
Toppan Printing Co., Ltd.	4,000	39,264
Toray Industries, Inc.	9,000	77,930
Toshiba Corp.(1)	18,000	38,599
Toyo Ink SC Holdings Co., Ltd.	7,000	34,167
Toyo Suisan Kaisha, Ltd.	1,000	35,681
Toyobo Co., Ltd.	18,000	29,181
Toyota Motor Corp.	5,100	296,580
Trend Micro, Inc.	1,000	38,807
Tsuruha Holdings, Inc.	400	37,601
Ube Industries, Ltd.	17,000	40,874
United Urban Investment Corp.	36	57,420
USS Co., Ltd.	4,300	75,471
West Japan Railway Co.	800	52,122
Yahoo! Japan Corp.	11,200	47,004
Yamato Holdings Co., Ltd.	2,000	40,307
Yamato Kogyo Co., Ltd.	1,000	29,902
Yamazaki Baking Co., Ltd.	2,000	40,221
Zeon Corp.	3,000	34,426

		$10,087,070

Netherlands — 3.9%
Aalberts Industries NV	1,153	$40,471
Akzo Nobel NV	2,513	170,546
Altice NV, Class B(1)	2,034	44,891
ASML Holding NV	3,378	410,169
Boskalis Westminster	1,027	37,997
Gemalto NV	831	48,294
GrandVision NV(2)	1,280	30,523
Heineken NV	633	47,341
ING Groep NV	22,110	317,631
Koninklijke Ahold Delhaize NV	4,518	96,250
Koninklijke DSM NV	2,657	169,385
Koninklijke KPN NV	59,030	170,064
Koninklijke Vopak NV	1,452	62,371
NN Group NV	1,302	46,111
QIAGEN NV	4,242	123,439
RELX NV	12,043	203,415
TomTom NV(1)	3,382	31,003
Unilever NV	9,430	382,498
Wolters Kluwer NV	2,003	76,598

		$2,508,997

New Zealand — 1.0%
A2 Milk Co., Ltd.(1)	34,754	$56,455
Auckland International Airport, Ltd.	11,064	55,496
Contact Energy, Ltd.	17,100	59,923
Fletcher Building, Ltd.	12,248	94,364
Goodman Property Trust	27,739	25,536

Security	Shares	Value
Heartland Bank, Ltd.	35,752	$41,439
Precinct Properties New Zealand, Ltd.	27,851	25,250
Ryman Healthcare, Ltd.	3,670	23,458
SKYCITY Entertainment Group, Ltd.	14,241	39,472
Spark New Zealand, Ltd.	27,540	70,961
Trade Me, Ltd.	8,490	31,516
Xero, Ltd.(1)	4,010	55,664
Z Energy, Ltd.	13,924	74,348

		$653,882

Norway — 2.0%
AF Gruppen ASA	1,371	$25,348
Atea ASA	6,274	61,060
Austevoll Seafood ASA	4,763	44,054
Borregaard ASA	4,154	45,719
DNB ASA	8,378	139,766
Entra ASA(2)	4,141	44,663
Gjensidige Forsikring ASA	1,701	29,272
Golar LNG, Ltd.	1,000	25,860
Kongsberg Gruppen ASA	3,498	57,731
Nordic Semiconductor ASA(1)	6,600	27,808
Opera Software ASA	8,541	38,402
Orkla ASA	9,782	91,264
Salmar ASA	2,132	60,342
Schibsted ASA, Class B	3,350	83,410
SpareBank 1 SMN	3,485	29,160
Statoil ASA	7,438	138,698
Telenor ASA	8,446	133,890
Tomra Systems ASA	3,141	34,376
XXL ASA(2)	3,700	42,632
Yara International ASA	3,528	148,760

		$1,302,215

Portugal — 1.0%
Banco BPI SA(1)	11,996	$14,694
EDP-Energias de Portugal SA	44,820	130,342
Galp Energia SGPS SA, Class B	9,466	139,474
Jeronimo Martins SGPS SA	7,890	133,543
Navigator Co. SA (The)	19,411	70,697
NOS SGPS SA	22,214	125,076
Pharol SGPS SA	43,046	11,948

		$625,774

Singapore — 2.0%
Ascendas Real Estate Investment Trust	23,500	$41,032
Boustead Singapore, Ltd.	20,000	11,453
CapitaLand Mall Trust	15,800	21,711
City Developments, Ltd.	5,800	38,071
ComfortDelGro Corp., Ltd.	31,100	53,218
DBS Group Holdings, Ltd.	6,700	90,584
Flex, Ltd.(1)	10,057	157,593
Genting Singapore PLC	74,000	51,040
Hutchison Port Holdings Trust	44,000	18,714
Keppel Infrastructure Trust	95,400	33,507
Mapletree Commercial Trust	29,000	31,551
Singapore Exchange, Ltd.	7,000	36,820

Security	Shares	Value
Singapore Press Holdings, Ltd.	41,000	$100,541
Singapore Technologies Engineering, Ltd.	29,000	67,963
Singapore Telecommunications, Ltd.	66,900	183,934
Suntec REIT	27,000	33,183
United Overseas Bank, Ltd.	4,500	66,924
Venture Corp., Ltd.	7,000	50,639
Wilmar International, Ltd.	75,000	206,401

		$1,294,879

Spain — 3.9%
Abertis Infraestructuras SA	6,152	$88,156
Almirall SA	2,800	45,135
Amadeus IT Group SA	7,299	337,658
Axiare Patrimonio SOCIMI SA	2,208	32,202
Banco Bilbao Vizcaya Argentaria SA	14,580	99,153
Banco de Sabadell SA	23,300	35,176
Bankia SA	14,959	15,814
CaixaBank SA	24,878	91,190
Coca-Cola European Partners PLC	2,800	96,684
Ebro Foods SA	3,470	71,615
Enagas SA	2,600	63,854
Ferrovial SA	6,364	115,521
Grifols SA	8,178	175,566
Hispania Activos Inmobiliarios SOCIMI SA	2,750	33,984
Iberdrola SA	26,621	168,142
Industria de Diseno Textil SA	8,791	290,767
Merlin Properties Socimi SA	8,113	90,875
Red Electrica Corp. SA	5,128	91,699
Repsol SA	20,498	303,815
Telefonica SA	21,727	210,211
Tubacex SA	12,500	39,096

		$2,496,313

Sweden — 4.0%
Assa Abloy AB, Class B	2,883	$54,553
Axfood AB	2,772	45,579
BillerudKorsnas AB	5,767	96,079
Capio AB(2)	6,000	33,018
Castellum AB	6,400	88,164
Elekta AB, Class B	17,600	159,239
Fabege AB	2,133	36,321
Hennes & Mauritz AB, Class B	8,337	238,538
Hexpol AB	9,658	93,539
Holmen AB, Class B	2,579	94,362
Hufvudstaden AB, Class A	4,938	78,680
ICA Gruppen AB	890	29,084
Industrivarden AB, Class C	2,456	47,590
Kindred Group PLC	3,604	30,413
Lifco AB, Class B	1,000	28,595
Lundin Petroleum AB(1)	6,164	133,022
Mycronic AB	2,681	30,574
NetEnt AB(1)	2,500	20,059
Nordea Bank AB	3,100	37,424
Skanska AB, Class B	5,962	145,772
SKF AB, Class B	2,244	45,153
Svenska Cellulosa AB SCA, Class B	7,399	222,648

Security	Shares	Value
Svenska Handelsbanken AB, Class A	5,337	$79,674
Swedbank AB, Class A	4,442	112,316
Telefonaktiebolaget LM Ericsson, Class B	32,761	193,890
Telia Co. AB	67,805	275,047
Vitrolife AB	800	37,174
Volvo AB	3,350	42,873
Wihlborgs Fastigheter AB	1,547	29,530

		$2,558,910

Switzerland — 7.9%
Allreal Holding AG	417	$63,334
Alpiq Holding, Ltd.(1)	241	20,223
Ascom Holding AG	1,636	27,428
Baloise Holding AG	509	65,540
Bucher Industries AG	89	24,155
Burckhardt Compression Holdings AG	55	16,234
Comet Holding AG	39	38,565
Compagnie Financiere Richemont SA, Class A	6,227	484,957
Daetwyler Holding AG	260	39,664
DKSH Holding AG	352	26,025
dormakaba Holding AG	61	47,362
Flughafen Zuerich AG	187	36,775
Geberit AG	233	99,582
Givaudan SA	52	93,748
Helvetia Holding AG	85	48,099
Inficon Holding AG	86	36,335
Komax Holding AG	194	50,898
Kuehne & Nagel International AG	665	90,991
Mobimo Holding AG	139	36,397
Nestle SA	9,949	728,909
Novartis AG	7,182	530,229
Panalpina Welttransport Holding AG	330	40,804
Pargesa Holding SA	850	56,621
Partners Group Holding AG	109	55,085
Roche Holding AG PC	644	152,595
Schindler Holding AG	276	51,992
Schindler Holding AG PC	257	48,989
SGS SA	46	97,602
Sika AG	16	84,084
Sulzer AG	480	54,325
Swatch Group AG (The)	1,112	77,695
Swatch Group AG (The), Bearer Shares	442	156,647
Swiss Life Holding AG	399	121,131
Swiss Prime Site AG	1,391	115,875
Swiss Re AG	2,119	198,018
Swisscom AG	516	227,631
Syngenta AG(1)	1,392	590,890
Temenos Group AG	1,230	89,437
Valiant Holding AG	270	28,705
Valora Holding AG	105	35,146
Zehnder Group AG(1)	691	23,092
Zurich Insurance Group AG	620	178,544

		$5,090,358

Security	Shares	Value
United Kingdom — 15.6%
Antofagasta PLC	7,900	$83,469
AstraZeneca PLC	5,032	267,043
Auto Trader Group PLC(2)	18,275	92,300
Aviva PLC	15,804	95,154
Babcock International Group PLC	3,446	38,810
BAE Systems PLC	15,161	111,353
Bellway PLC	1,375	43,096
Berendsen PLC	1,721	18,071
Berkeley Group Holdings PLC	1,125	39,734
Big Yellow Group PLC	7,156	61,843
BP PLC	80,176	478,854
BT Group PLC	25,356	97,241
Bunzl PLC	1,400	36,905
Capita PLC	2,374	14,978
Carnival PLC	1,559	83,405
Cineworld Group PLC	5,166	39,983
Close Brothers Group PLC	1,265	23,135
Cobham PLC	11,321	19,372
Compass Group PLC	7,415	131,965
Croda International PLC	1,357	57,302
Daily Mail & General Trust PLC, Class A	2,268	19,808
Diageo PLC	9,957	276,584
Dignity PLC	1,253	38,579
Direct Line Insurance Group PLC	12,400	55,550
easyJet PLC	2,278	27,309
Electrocomponents PLC	8,661	52,968
Elementis PLC	6,330	21,400
Essentra PLC	5,799	29,942
Experian PLC	8,507	164,289
Fidessa Group PLC	1,027	29,821
FirstGroup PLC(1)	13,353	17,509
Fresnillo PLC	6,282	115,315
G4S PLC	13,501	43,496
GlaxoSmithKline PLC	37,061	716,203
Grainger PLC	21,884	65,611
Great Portland Estates PLC	10,764	84,237
Greene King PLC	2,038	17,512
Halma PLC	10,346	120,539
Hammerson PLC	17,653	121,670
Howden Joinery Group PLC	5,263	25,072
HSBC Holdings PLC	44,206	377,118
Imperial Brands PLC	3,489	161,637
Informa PLC	7,317	60,149
Inmarsat PLC	3,236	24,794
Intertek Group PLC	1,447	61,941
Johnson Matthey PLC	1,560	63,988
Kcom Group PLC	18,722	21,079
Keller Group PLC	1,779	18,222
Kingfisher PLC	14,750	62,581
Land Securities Group PLC	15,070	188,866
Legal & General Group PLC	20,937	62,093
Lloyds Banking Group PLC	141,652	116,183
LondonMetric Property PLC	32,609	60,581
Marston’s PLC	12,099	20,099
Merlin Entertainments PLC(2)	8,625	51,855

Security	Shares	Value
Micro Focus International PLC	3,386	$91,590
Mitie Group PLC	5,571	14,096
Moneysupermarket.com Group PLC	16,319	67,772
National Grid PLC	54,281	635,803
NCC Group PLC	10,809	25,195
Next PLC	1,135	54,765
Oxford Instruments PLC	2,226	19,858
Paragon Group of Cos. PLC (The)	4,937	25,140
Pearson PLC	6,802	53,029
Phoenix Group Holdings	2,631	24,977
Playtech PLC	4,633	48,409
Provident Financial PLC	887	30,544
QinetiQ Group PLC	8,311	27,643
Randgold Resources, Ltd.	1,173	99,847
Reckitt Benckiser Group PLC	2,232	191,518
RELX PLC	3,294	59,128
Renishaw PLC	1,543	55,373
Rentokil Initial PLC	15,781	45,472
Rio Tinto PLC	9,093	402,847
Royal Dutch Shell PLC, Class A	19,351	524,831
Royal Mail PLC	6,900	35,834
RPC Group PLC	7,000	94,529
RSA Insurance Group PLC	7,955	57,598
Sage Group PLC (The)	21,278	164,567
SDL PLC	5,875	36,199
Segro PLC	20,124	116,900
Severn Trent PLC	2,803	80,344
Shaftesbury PLC	7,730	85,356
Sky PLC	7,199	90,957
Spirent Communications PLC	26,820	32,901
St. James’s Place PLC	4,626	62,583
Standard Life PLC	14,339	62,648
Tate & Lyle PLC	7,007	59,226
Tritax Big Box REIT PLC	37,589	65,480
TT Electronics PLC	8,490	15,918
UBM PLC	2,425	21,548
Ultra Electronics Holdings PLC	1,034	24,065
Unilever PLC	4,757	192,686
UNITE Group PLC (The)	9,181	67,768
United Utilities Group PLC	8,851	102,499
Victrex PLC	2,610	62,546
Vodafone Group PLC	273,699	670,434
WH Smith PLC	2,282	46,915
William Hill PLC	6,621	21,597
Wolseley PLC	1,410	87,322
Xaar PLC	3,933	19,743

		$10,104,613

Total Common Stocks (identified cost $62,574,766)		$63,521,168

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(3)	218,327	$218,349

Value
Total Short-Term Investments (identified cost $218,349)	$218,349

Total Investments — 98.6% (identified cost $62,793,115)	$63,739,517

Other Assets, Less Liabilities — 1.4%	$903,249

Net Assets — 100.0%	$64,642,766

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $640,787 or 1.0% of the Portfolio’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $256.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	33.5%	$21,648,291
British Pound Sterling	15.9	10,284,244
Japanese Yen	15.6	10,087,070
Swiss Franc	8.0	5,192,397
Australian Dollar	7.7	5,004,892
Swedish Krona	4.0	2,558,910
Hong Kong Dollar	3.3	2,122,967
United States Dollar	2.5	1,612,586
Norwegian Krone	2.0	1,276,355
Danish Krone	1.9	1,242,843
Singapore Dollar	1.8	1,149,198
Israeli Shekel	1.4	905,882
New Zealand Dollar	1.0	653,882

Total Investments	98.6%	$63,739,517

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.1%	$7,142,665
Industrials	10.6	6,854,486
Consumer Staples	10.2	6,616,016
Materials	10.0	6,490,465
Consumer Discretionary	10.0	6,463,618
Health Care	9.0	5,824,600
Telecommunication Services	8.9	5,764,310
Information Technology	8.9	5,728,795

Sector	Percentage of Net Assets	Value
Real Estate	6.8%	$4,389,872
Utilities	6.6	4,250,992
Energy	6.2	3,995,349
Short-Term Investments	0.3	218,349

Total Investments	98.6%	$63,739,517

Abbreviations:

ADR	-	American Depositary Receipt
CDI	-	CHESS Depositary Interest
PC	-	Participation Certificate
PFC Shares	-	Preference Shares

The Portfolio did not have any open financial instruments at January 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,929,643

Gross unrealized appreciation	$7,696,634
Gross unrealized depreciation	(6,886,760)

Net unrealized appreciation	$809,874

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$186,943	$19,423,999		$—	$19,610,942
Developed Europe	423,720	42,218,881		—	42,642,601
Developed Middle East	331,117	936,508		—	1,267,625
Total Common Stocks	$941,780	$62,579,388	*	$—	$63,521,168
Short-Term Investments	$—	$218,349		$—	$218,349
Total Investments	$941,780	$62,797,737		$—	$63,739,517

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017